Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
Asset	Basis
Lab equipment	20% declining balance
Computer equipment	30% declining balance
Office equipment	20% declining balance
Leaseholds	Straight-line over expected lease term
Leased buildings	Straight-line over expected lease term

Disclosure of detailed information about effect of adoption of IFRS [Table Text Block]
January 1, 2019
$
Assets
Right-of-use asset (included in property and equipment)	315
Prepayments	(82)
233
Liabilities
Lease liabilities (included in other liabilities)	579
Deferred lease inducement	(276)
303
Impact of change in presentation currency	(16)
Deficit	(54)

Disclosure of detailed information about right-of-use assets and lease liabilities [Table Text Block]

	Right-of-use	Lease
	assets	liabilities
	$	$

Balance, January 1, 2019	315	579
Additions	599	599
Depreciation expense	(179)	-
Accreted interest expense	-	154
Payments	-	(306)
Impact of change in presentation currency	11	7
Balance, December 31, 2019	746	1,033